Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 41	$ 35	$ (7)
Income tax benefit (provision)	10	8	(2)
Total stock-based compensation, net of tax	31	27	(5)
Cost of services
Stock-Based Compensation
Stock-based compensation expense before income taxes	2	2	(1)
Selling, general and administrative
Stock-Based Compensation
Stock-based compensation expense before income taxes	37	30	(4)
Research and development
Stock-Based Compensation
Stock-based compensation expense before income taxes	$ 2	$ 3	$ (1)